Stockholders' Equity - Summary of Breakdown of Common Stock and Additional Paid-in Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 30, 2017
Disclosure of classes of share capital [abstract]
Common stock	$ 318	$ 318
Additional paid-in capital	10,106	10,013	$ 506
Common stock and additional paid-in capital	$ 10,424	$ 10,331